Regulatory Assets and Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2008	Dec. 31, 2012		Mar. 31, 2013		Dec. 31, 2011
Regulatory Assets And Liabilities Textual [Abstract]
Regulatory Liabilities		$ 305		$ 349		$ 277
Reduction in deferred tax assets		42
Other income over the recovery period		Approximately Nine years
Surcharge expected	1,023
Cost recovery factor	2.19
Regulatory asset		2,093		2,063		2,007
Depreciation and amortization expense		11 years
Nuclear decommissioning cost over-recovery
Regulatory Assets And Liabilities Textual [Abstract]
Regulatory Liabilities		225
Deferred advanced metering system costs
Regulatory Assets And Liabilities Textual [Abstract]
Regulatory Liabilities						52
Minimum
Regulatory Assets And Liabilities Textual [Abstract]
Cost recovery factor per residential retail customer	2.39
Maximum
Regulatory Assets And Liabilities Textual [Abstract]
Cost recovery factor per residential retail customer	5.15
Generation-related regulatory assets securitized by transition bonds
Regulatory Assets And Liabilities Textual [Abstract]
Reduction in regulatory assets net of regulatory liability		213
Regulatory asset		409	[1],[2],[3]	379	[1],[3]	531	[1],[2]
Deferred advanced metering system costs
Regulatory Assets And Liabilities Textual [Abstract]
Regulatory asset		$ 2		$ 20

[1]	Not earning a return in the regulatory rate-setting process.
[2]	Bondco net regulatory assets of $335 million at December 31, 2012 consisted of $368 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $33 million. Bondco net regulatory assets of $427 million at December 31, 2011 consisted of $464 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $37 million.
[3]	Bondco net regulatory assets of $312 million at March 31, 2013 consisted of $344 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $32 million. Bondco net regulatory assets of $335 million at December 31, 2012 consisted of $368 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $33 million.